Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 26,587	$ 26,693
Reclassification of goodwill held for sale to other assets	(155)	(116)
Reduction in goodwill related to divested businesses and other	(14)	(14)
Goodwill from business combinations		24
Goodwill, Ending Balance (suppressed)	26,418	26,587
Goodwill classified as held-for-sale in other assets	$ 0	13
Minimum [Member]
Goodwill [Roll Forward]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	42.00%
Maximum [Member]
Goodwill [Roll Forward]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	544.00%
Community Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 16,849	16,849
Reclassification of goodwill held for sale to other assets	(155)	0
Reduction in goodwill related to divested businesses and other	(9)	0
Goodwill from business combinations		0
Goodwill, Ending Balance (suppressed)	16,685	16,849
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	8,455	8,585
Reclassification of goodwill held for sale to other assets	0	(116)
Reduction in goodwill related to divested businesses and other	(5)	(14)
Goodwill from business combinations		0
Goodwill, Ending Balance (suppressed)	8,450	8,455
Wealth and Investment Management [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,283	1,259
Reclassification of goodwill held for sale to other assets	0	0
Reduction in goodwill related to divested businesses and other	0	0
Goodwill from business combinations		24
Goodwill, Ending Balance (suppressed)	$ 1,283	$ 1,283